RELATED PARTY TRANSACTIONS (Details)				3 Months Ended	12 Months Ended
	Feb. 04, 2021 USD ($) $ / shares shares	Jan. 13, 2021 shares	Jun. 05, 2020 USD ($) shares	Mar. 31, 2023 USD ($) D $ / shares shares	Dec. 31, 2022 USD ($) D $ / shares shares	Dec. 31, 2021 USD ($) shares	Jan. 26, 2023 USD ($) $ / shares	May 01, 2022 USD ($)
Related Party Transaction [Line Items]
Working capital loan					$ 1,500,000	$ 0
Due to related party				$ 213,278	60,921	$ 46,900
Working Capital Loan
Related Party Transaction [Line Items]
Working capital loan					$ 1,500,000
Class A Ordinary Shares included as part of the units
Related Party Transaction [Line Items]
Consideration received on issuance of warrants	$ 23,000,000.0
Working capital loan, maximum borrowing capacity							$ 1,200,000
Number of securities called by warrants or rights | shares	1
Exercise price of warrants or rights (in dollars per share) | $ / shares	$ 11.50
Class B Ordinary Shares
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares) | shares				25,000,000	25,000,000	25,000,000
Shares forfeited during period (in shares) | shares	12,500
Founder Shares
Related Party Transaction [Line Items]
Percent of equity issued and outstanding held by related party			20.00%
Period subsequent to business combination				1 year	1 year
Stock price trigger (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Threshold trading days | D				20	20
Threshold trading day period | D				30	30
Minimum trigger period | D				150	150
Private Placement
Related Party Transaction [Line Items]
Number of warrants issued (in shares) | shares	15,333,333
Private Placement | Class A Ordinary Shares included as part of the units
Related Party Transaction [Line Items]
Number of warrants issued (in shares) | shares	15,333,333
Over-Allotment Option | Class A Ordinary Shares included as part of the units
Related Party Transaction [Line Items]
Number of warrants issued (in shares) | shares	1,733,333
Consideration received on issuance of warrants	$ 23,000,000.0
Director One | Founder Shares
Related Party Transaction [Line Items]
Stock issued during period | shares		50,000
Directors | Founder Shares
Related Party Transaction [Line Items]
Stock issued during period | shares		150,000
Affiliated Entity | Founder Shares | Promissory Note
Related Party Transaction [Line Items]
Notes payable				$ 2,314,286
Affiliated Entity | Sponsor
Related Party Transaction [Line Items]
Proceeds from contributions from affiliates			$ 25,000
Affiliated Entity | Sponsor | Working Capital Loan
Related Party Transaction [Line Items]
Working capital loan					$ 1,500,000
Affiliated Entity | Sponsor | Founder Shares
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares) | shares	25,012,500
Sponsor
Related Party Transaction [Line Items]
Stock price trigger (in dollars per share) | $ / shares							$ 0.03
Working capital loan, maximum borrowing capacity							$ 1,200,000
Sponsor | Affiliated Entity
Related Party Transaction [Line Items]
Proceeds from contributions from affiliates			$ 25,000
Working capital loan	$ 278,085			278,085	278,085
Sponsor | Affiliated Entity | Working Capital Loan
Related Party Transaction [Line Items]
Working capital loan				$ 2,100,000	$ 1,500,000	$ 0
Number of securities called by warrants or rights | shares				1,500,000
Exercise price of warrants or rights (in dollars per share) | $ / shares				$ 1.50	$ 1.50
Sponsor | Affiliated Entity | Working Capital Loan | Revolving Credit Facility | Line of Credit
Related Party Transaction [Line Items]
Working capital loan, maximum borrowing capacity	$ 2,500,000							$ 2,500,000
Sponsor | Affiliated Entity | Founder Shares
Related Party Transaction [Line Items]
Share issued during period, subject to forfeiture (up to) | shares			3,262,500
Conversion ratio				1		1
Affiliate Of The Sponsor | Affiliated Entity | Monthly Fee For General And Administrative Services
Related Party Transaction [Line Items]
Amount of transaction, monthly fee				$ 16,667	$ 16,667
Expenses from transactions with related party				$ 50,001	$ 200,004	$ 183,337